S000006016 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended		120 Months Ended	517 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
FTSE 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.40%	3.31%			2.23%	3.61%	[1]
Performance Inception Date						Dec. 01, 1982
S&P 500 (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%			14.82%	12.05%	[1]
Performance Inception Date						Dec. 01, 1982
Class I
Prospectus [Line Items]
Average Annual Return, Percent	28.78%	12.52%			11.19%	7.07%	[1]
Performance Inception Date						Dec. 01, 1982
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	27.62%	11.93%			10.41%	6.38%	[1]
Performance Inception Date						Dec. 01, 1982
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.55%	9.86%			9.00%	5.95%	[1]
Performance Inception Date						Dec. 01, 1982
Class C
Prospectus [Line Items]
Average Annual Return, Percent	27.49%	11.40%	9.71%	[1]
Performance Inception Date			May 31, 2016
Class A
Prospectus [Line Items]
Average Annual Return, Percent	28.45%	12.24%	10.54%	[1]
Performance Inception Date			May 31, 2016

[1]	Inception date for Class I shares was December 1, 1982. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.